Statutory Reserves	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Statutory Reserves Disclosure [Abstract]
STATUTORY RESERVES

20. STATUTORY RESERVES

In accordance with PRC regulations, the subsidiaries and VIE of the Company in the PRC are required to provide a statutory reserve, which is appropriated from net income as reported in the Company’s statutory accounts. The Company is required to allocate 10% of its annual after-tax profit to the statutory reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. The statutory reserves can only be used for specific purposes and are not distributable as cash dividends. Total statutory reserves was $6,536,238 as of September 30, 2017 and December 31, 2016, which did not reach 50% of the Company’s registered capital.

20. STATUTORY RESERVES

In accordance with PRC regulations, the subsidiaries and VIE of the Company in the PRC are required to provide a statutory reserve, which is appropriated from net income as reported in the Company’s statutory accounts. The Company is required to allocate 10% of its annual after-tax profit to the statutory reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. The statutory reserves can only be used for specific purposes and are not distributable as cash dividends. As of December 31, 2016 and 2015, total statutory reserves were $6,536,238 and $4,667,254, respectively, which did not reach 50% of the Company’s registered capital.